Leases (Tables)	12 Months Ended
Mar. 31, 2024
Lessee Disclosure [Abstract]
Summary of components of operating lease cost

Components of operating lease cost are as follows:

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Operating lease cost	10,982	10,802	10,752
Variable lease cost	837	672	655
Total operating lease cost	11,819	11,474	11,407

Summary of future lease payments under operating leases	Future lease payments under operating leases as of March 31, 2024 are as follows:

Amounts
RMB
(in millions)
For the year ending March 31,
2025	7,297
2026	5,875
2027	5,034
2028	4,320
2029	3,687
Thereafter	18,429
44,642
Less: imputed interest	(9,804)
Total operating lease liabilities (Note 19)	34,838